Deferred Contract Acquisition and Contract Fulfillment Costs - Summary of Capitalized Contract Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Contract Acquisition Cost [Member]
Capitalized Contract Cost [Line Items]
Beginning balance	$ 2,614	$ 2,162
Additions to deferred contract acquisition costs	1,217	1,198
Amortization of deferred contract acquisition costs	(1,062)	(746)
Ending balance	2,769	2,614
Deferred contract acquisition costs, current			$ 1,130	$ 867
Deferred contract acquisition costs, noncurrent			1,639	1,747
Total	2,769	2,614	2,769	2,614
Contract Fulfillment Cost [Member]
Capitalized Contract Cost [Line Items]
Beginning balance	1,800	700
Additions to deferred contract acquisition costs	993	1,674
Amortization of deferred contract acquisition costs	(707)	(574)
Ending balance	2,086	1,800
Deferred contract acquisition costs, current			714	1,494
Deferred contract acquisition costs, noncurrent			1,372	306
Total	$ 2,086	$ 1,800	$ 2,086	$ 1,800